United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Quarter ended 10/31/16

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—5.6%
	Federal National Mortgage Association ARM—5.6%
$354,951	1.601%, 9/1/2027	$359,600
93,341	1.907%, 5/1/2040	94,766
453,240	1.907%, 5/1/2040	460,114
274,578	1.907%, 8/1/2040	278,348
2,000,897	2.388%, 6/1/2038	2,085,141
244,602	2.450%, 7/1/2033	252,001
778,286	2.515%, 4/1/2024	800,853
193,788	2.529%, 2/1/2037	202,564
24,297	2.540%, 12/1/2032	25,670
1,437,793	2.549%, 4/1/2033	1,482,085
3,849,219	2.549%, 1/1/2035	4,050,272
8,236,980	2.568%, 2/1/2039	8,567,259
1,419,448	2.646%, 6/1/2036	1,493,540
27,783	2.666%, 8/1/2032	29,150
1,877,135	2.712%, 1/1/2035	1,960,194
15,518	2.715%, 2/1/2033	16,355
13,423,683	2.774%, 12/1/2035	14,160,764
1,597,389	2.798%, 8/1/2034	1,685,864
332,794	2.820%, 3/1/2033	348,508
944,323	2.845%, 6/1/2036	987,950
213,383	3.032%, 5/1/2036	226,516
1,366,106	3.118%, 9/1/2035	1,447,347
2,619,184	3.133%, 9/1/2037	2,782,036
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $43,526,895)	43,796,897
	COLLATERALIZED MORTGAGE OBLIGATIONS—48.4%
	Federal Home Loan Mortgage Corporation REMIC—6.2%
40,275	Series 1146 E, 1.585%, 9/15/2021	40,631
679,729	Series 1534 J, 1.435%, 6/15/2023	687,816
636,035	Series 1632 FB, 1.735%, 11/15/2023	646,764
298,522	Series 2111 MA, 1.035%, 1/15/2029	300,441
305,012	Series 2111 MB, 1.035%, 1/15/2029	306,972
311,501	Series 2111 MC, 1.035%, 1/15/2029	313,504
191,197	Series 2286 FA, 0.935%, 2/15/2031	191,549
229,185	Series 2292 KF, 0.784%, 7/25/2022	228,847
433,297	Series 2296 FC, 1.035%, 6/15/2029	436,565
716,272	Series 2326 FJ, 1.485%, 6/15/2031	727,732
903,338	Series 2344 FP, 1.485%, 8/15/2031	918,126
453,990	Series 2367 FG, 1.155%, 6/15/2031	458,923
182,469	Series 2380 FI, 1.135%, 6/15/2031	184,316
1,176,005	Series 2380 FL, 1.135%, 11/15/2031	1,188,708
583,409	Series 2386 FE, 1.235%, 6/15/2031	591,276
237,182	Series 2389 FI, 1.285%, 6/15/2031	240,821
54,382	Series 2395 FT, 0.985%, 12/15/2031	54,564
157,208	Series 2396 FL, 1.135%, 12/15/2031	158,908
706,028	Series 2412 OF, 1.485%, 12/15/2031	716,904

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$743,285	Series 2418 FO, 1.435%, 2/15/2032	$754,184
375,301	Series 242 F29, 0.785%, 11/15/2036	373,464
285,624	Series 244 F22, 0.885%, 12/15/2036	285,166
672,954	Series 244 F30, 0.835%, 12/15/2036	670,360
240,605	Series 2451 FC, 1.535%, 5/15/2031	244,973
19,758	Series 2452 FG, 1.085%, 3/15/2032	19,885
336,972	Series 2460 FE, 1.535%, 6/15/2032	342,985
176,159	Series 2470 FI, 0.935%, 10/15/2026	176,786
243,934	Series 2470 FW, 1.535%, 5/15/2031	248,178
233,554	Series 2470 FX, 1.535%, 5/15/2031	237,618
338,485	Series 2470 GF, 1.535%, 6/15/2032	344,526
166,486	Series 2471 FS, 1.035%, 2/15/2032	167,500
775,264	Series 2475 FL, 1.535%, 2/15/2032	789,286
516,842	Series 2476 FC, 1.535%, 2/15/2032	526,190
321,658	Series 2477 FD, 0.935%, 7/15/2032	322,033
537,455	Series 2479 FA, 0.935%, 8/15/2032	539,271
179,171	Series 2481 FC, 1.535%, 5/15/2031	181,753
14,584	Series 2488 WF, 0.935%, 8/15/2017	14,592
414,058	Series 2493 F, 0.935%, 9/15/2029	414,963
554,817	Series 2495 F, 0.935%, 9/15/2032	556,883
350,279	Series 2498 HF, 1.535%, 6/15/2032	356,530
185,500	Series 2504 FP, 1.035%, 3/15/2032	186,618
679,584	Series 2526 FC, 0.935%, 11/15/2032	680,749
604,561	Series 2530 FK, 0.935%, 6/15/2029	606,917
948,126	Series 2551 FD, 0.935%, 1/15/2033	950,204
107,067	Series 2571 FB, 0.885%, 2/15/2018	107,170
686,215	Series 2571 FK, 1.035%, 9/15/2023	690,442
186,323	Series 2610 FD, 1.035%, 12/15/2032	187,228
2,754,662	Series 2631 FC, 0.935%, 6/15/2033	2,759,963
682,064	Series 2671 F, 0.985%, 9/15/2033	684,302
938,116	Series 2684 FV, 1.435%, 10/15/2033	951,128
2,010,181	Series 2711 FD, 1.035%, 4/15/2018	2,013,407
3,010,556	Series 2750 FG, 0.935%, 2/15/2034	3,021,808
6,165,130	Series 2750 FH, 1.035%, 2/15/2034	6,207,264
383,717	Series 2758 FH, 0.885%, 3/15/2019	384,422
540,870	Series 2763 FB, 0.885%, 4/15/2032	542,556
692,748	Series 2796 FD, 0.885%, 7/15/2026	694,217
1,906,809	Series 2812 LF, 0.935%, 6/15/2034	1,912,933
642,718	Series 2861 AF, 0.835%, 9/15/2034	643,278
1,214,383	Series 3036 NF, 0.835%, 8/15/2035	1,210,704
253,549	Series 3085 FW, 1.235%, 8/15/2035	256,277
1,470,192	Series 3085 VF, 0.855%, 12/15/2035	1,467,806
1,291,054	Series 3184 JF, 0.935%, 7/15/2036	1,291,814
1,235,972	Series 3191 FE, 0.935%, 7/15/2036	1,236,869
150,929	Series 3300 FA, 0.835%, 8/15/2035	150,414
151,464	Series 3325 NF, 0.835%, 8/15/2035	150,948
2,193,687	Series 3380 FP, 0.885%, 11/15/2036	2,189,210
1,545,451	Series 3542 NF, 1.285%, 7/15/2036	1,562,643
	TOTAL	48,701,784

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—12.2%
$362,768	Series 1993-165 FE, 1.684%, 9/25/2023	$368,316
184,960	Series 1993-62 FA, 1.903%, 4/25/2023	189,457
233,328	Series 1998-22 FA, 0.936%, 4/18/2028	233,151
72,041	Series 2000-34 F, 0.984%, 10/25/2030	71,901
49,822	Series 2000-37 FA, 1.034%, 11/25/2030	49,790
165,062	Series 2001-34 FB, 0.836%, 12/18/2028	164,858
87,586	Series 2001-34 FL, 1.034%, 8/25/2031	88,168
761,753	Series 2001-46 F, 0.936%, 9/18/2031	764,761
353,882	Series 2001-53 FX, 0.884%, 10/25/2031	351,887
812,999	Series 2001-56 FG, 1.034%, 10/25/2031	818,022
340,679	Series 2001-68 FD, 1.034%, 12/25/2031	343,267
568,092	Series 2002-17 JF, 1.534%, 4/25/2032	578,421
549,916	Series 2002-34 FC, 1.536%, 12/18/2031	559,920
337,564	Series 2002-37 F, 1.334%, 11/25/2031	341,136
17,731	Series 2002-39 FB, 1.086%, 3/18/2032	17,843
265,283	Series 2002-4 FJ, 0.984%, 2/25/2032	266,185
203,875	Series 2002-41 F, 1.084%, 7/25/2032	205,772
1,645,994	Series 2002-47 NF, 1.534%, 4/25/2032	1,675,542
236,794	Series 2002-52 FD, 1.034%, 9/25/2032	237,804
353,791	Series 2002-53 FG, 1.634%, 7/25/2032	361,413
1,242,201	Series 2002-58 FD, 1.134%, 8/25/2032	1,253,700
407,880	Series 2002-64 FJ, 1.534%, 4/25/2032	415,295
320,404	Series 2002-74 FV, 0.984%, 11/25/2032	322,040
247,590	Series 2002-75 FD, 1.536%, 11/18/2032	252,054
914,322	Series 2002-77 FH, 0.936%, 12/18/2032	918,126
404,404	Series 2002-8 FA, 1.286%, 3/18/2032	410,410
157,964	Series 2002-82 FB, 1.034%, 12/25/2032	158,856
632,180	Series 2002-82 FC, 1.534%, 9/25/2032	643,488
355,921	Series 2002-82 FG, 0.984%, 12/25/2032	357,240
1,140,176	Series 2002-89 F, 0.834%, 1/25/2033	1,136,290
365,770	Series 2002-9 FH, 1.034%, 3/25/2032	367,464
252,870	Series 2002-90 FH, 1.034%, 9/25/2032	254,331
2,456,331	Series 2002-93 FJ, 1.084%, 1/25/2033	2,474,369
503,701	Series 2003-102 FT, 0.934%, 10/25/2033	503,880
1,364,585	Series 2003-107 FD, 1.034%, 11/25/2033	1,370,788
3,298,233	Series 2003-116 HF, 1.084%, 11/25/2033	3,319,925
641,914	Series 2003-117 KF, 0.934%, 8/25/2033	643,003
1,029,359	Series 2003-121 FD, 0.934%, 12/25/2033	1,030,905
317,913	Series 2003-14 FT, 1.034%, 3/25/2033	319,610
697,129	Series 2003-19 FY, 0.934%, 3/25/2033	698,446
270,800	Series 2003-2 FA, 1.034%, 2/25/2033	272,329
481,048	Series 2003-21 TF, 0.984%, 3/25/2033	482,526
255,996	Series 2003-35 FY, 0.934%, 5/25/2018	256,304
880,811	Series 2003-66 FA, 0.884%, 7/25/2033	879,867
920,315	Series 2003-79 FC, 0.984%, 8/25/2033	923,207
1,714,612	Series 2004-17 FT, 0.934%, 4/25/2034	1,716,332
2,064,990	Series 2004-2 FW, 0.934%, 2/25/2034	2,070,497
1,509,108	Series 2004-49 FN, 0.934%, 7/25/2034	1,512,596
3,453,455	Series 2004-49 FQ, 0.984%, 7/25/2034	3,468,388
2,778,318	Series 2004-51 FY, 0.914%, 7/25/2034	2,782,132

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$1,128,099	Series 2004-53 FC, 0.984%, 7/25/2034	$1,131,233
829,543	Series 2004-64 FW, 0.984%, 8/25/2034	834,815
1,292,898	Series 2005-104 FA, 0.934%, 12/25/2035	1,293,475
1,207,261	Series 2006-60 FD, 0.964%, 4/25/2035	1,212,399
5,741,345	Series 2006-75 FP, 0.834%, 8/25/2036	5,721,889
1,115,597	Series 2006-79 DF, 0.884%, 8/25/2036	1,114,897
1,729,060	Series 2006-81 FA, 0.884%, 9/25/2036	1,727,654
3,464,360	Series 2006-90 FE, 0.984%, 9/25/2036	3,477,989
1,896,754	Series 2006-98 FB, 0.844%, 10/25/2036	1,891,277
5,701,228	Series 2006-W1 2AF1, 0.754%, 2/25/2046	5,617,992
1,953,129	Series 2008-52 FD, 0.884%, 6/25/2036	1,949,070
30,961,502	Series 2012-116 FA, 0.834%, 10/25/2042	30,779,185
	TOTAL	95,653,887
	Government National Mortgage Association REMIC—29.1%
212,296	Series 1999-43 FA, 1.015%, 11/16/2029	212,618
188,335	Series 2001-22 FG, 0.885%, 5/16/2031	188,692
139,664	Series 200121 FB, 0.935%, 1/16/2027	139,968
2,176,842	Series 2002-17 FK, 1.076%, 3/20/2032	2,195,063
495,091	Series 2004-59 FV, 0.776%, 10/20/2033	493,860
1,854,605	Series 2009-96 GF, 1.015%, 4/16/2039	1,863,881
16,845,443	Series 2011-H07 FA, 1.023%, 2/20/2061	16,789,698
26,984,735	Series 2012-H15 FB, 1.023%, 6/20/2062	26,882,822
7,568,230	Series 2012-H18 FA, 1.073%, 8/20/2062	7,553,898
6,357,873	Series 2012-H18 SA, 1.103%, 8/20/2062	6,345,434
13,161,967	Series 2012-H24 FC, 0.923%, 10/20/2062	13,051,774
27,370,949	Series 2012-H25 BF, 0.903%, 9/20/2062	27,155,857
23,067,294	Series 2012-H29 BF, 0.863%, 11/20/2062	22,843,331
20,016,913	Series 2012-H29 CF, 0.863%, 2/20/2062	19,817,434
3,493,442	Series 2012-H30 SA, 0.893%, 12/20/2062	3,451,554
16,648,038	Series 2012-H31 FA, 0.873%, 11/20/2062	16,505,676
31,153,635	Series 2015-H02 FA, 1.176%, 1/20/2065	30,901,646
32,049,968	Series 2015-H06 FB, 1.173%, 2/20/2065	31,788,995
	TOTAL	228,182,201
	Fannie Mae—0.9%
226,523	Fannie Mae BA 4035 BA 4035 FB, 1.034%, 8/25/2039	226,712
1,577,004	Fannie Mae FA, 1.034%, 9/25/2038	1,583,054
4,923,549	Fannie Mae GS 3381 GS 3381 FC, 1.134%, 2/25/2037	4,965,001
	TOTAL	6,774,767
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $382,522,738)	379,312,639
	GOVERNMENT AGENCIES—16.7%
	Federal Farm Credit Bank System Floating Rate Notes—9.1%[1]
5,000,000	0.514%, 7/17/2017	5,002,859
5,000,000	0.517%, 5/19/2017	5,001,914
15,000,000	0.524%, 4/17/2017	15,011,074
5,000,000	0.524%, 9/25/2017	4,995,933
2,150,000	0.555%, 3/13/2017	2,151,507
1,700,000	0.564%, 3/24/2017	1,701,384
15,000,000	0.622%, 12/06/2016	15,003,678
7,500,000	0.661%, 12/04/2017	7,519,784

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal Farm Credit Bank System Floating Rate Notes—continued[1]
$5,000,000	0.674%, 6/16/2017	$5,007,212
5,000,000	0.684%, 11/28/2017	5,004,865
4,500,000	0.721%, 7/26/2017	4,506,045
	TOTAL	70,906,255
	Federal Home Loan Bank Notes—0.4%
3,000,000	0.750% 5/25/2017	2,998,154
	Federal Home Loan Bank System Discount Notes—0.2%[2]
1,500,000	0.000%, 5/05/2017	1,495,732
	Federal Home Loan Bank System Floating Rate Notes—5.1%[1]
10,000,000	0.517%, 6/26/2017	9,990,891
10,000,000	0.582%,, 01/24/2018	9,984,942
10,000,000	0.592%, 8/28/2017	9,995,518
10,000,000	0.782%,, 08/10/2017	10,011,027
	TOTAL	39,982,378
	Federal Home Loan Mortgage Corporation—0.6%
5,000,000	0.750%, 3/9/2017	5,004,551
	Federal Home Loan Mortgage Corporation Floating Rate Notes—1.3%[1]
5,000,000	0.535%, 1/12/2017	5,000,043
5,000,000	0.861%, 3/8/2018	5,006,096
	TOTAL	10,006,139
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $130,348,663)	130,393,209
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
54,618	7.500%, 30 Year, 1/1/2032	65,334
243,365	7.500%, 30 Year, 8/1/2032	293,288
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $317,073)	358,622
	U.S. TREASURY—1.6%
	U.S. Treasury Notes—1.6%
8,000,000	United States Treasury Note, 3.000%, 2/28/2017	8,066,449
4,000,000	United States Treasury Note, 4.750%, 8/15/2017	4,127,989
	TOTAL U.S. TREASURY (IDENTIFIED COST $12,194,355)	12,194,438
	REPURCHASE AGREEMENTS—28.1%
60,294,000	Interest in $880,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $880,008,311 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $906,408,561.	60,294,000
160,000,000	Interest in $550,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,005,194 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2046 and the market value of those underlying securities was $565,824,196.	160,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	220,294,000
	TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $789,203,724)[3]	786,349,805
	OTHER ASSETS AND LIABILITIES - NET— (0.4)%[4]	(3,419,876)
	TOTAL NET ASSETS—100%	$782,929,929
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.

3	At October 31, 2016, the cost of investments for federal tax purposes was $789,203,724. The net unrealized depreciation of investments for federal tax purposes was $2,853,919. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $967,028 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,820,947.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”)
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2016